SCHEDULE OF CONCENTRATION OF CUSTOMERS AND SUPPLIERS (Details)		6 Months Ended		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025		Dec. 31, 2024
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member] | CADV Ventures S.A [Member]
Product Information [Line Items]
Concentration risk percentage	[1]			73.00%		65.00%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member] | CADV Ventures S.A [Member]
Product Information [Line Items]
Concentration risk percentage	[1]			19.00%		35.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member] | CADV Ventures S.A [Member]
Product Information [Line Items]
Concentration risk percentage	[1]					100.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customers A [Member] | Kukugan Invest [Member] | Successor [Member]
Product Information [Line Items]
Concentration risk percentage	[2]
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customers A [Member] | Kukugan Invest [Member] | Predecessor [Member]
Product Information [Line Items]
Concentration risk percentage	[2]
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customers B [Member] | Kukugan Invest [Member] | Successor [Member]
Product Information [Line Items]
Concentration risk percentage	[2]
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customers B [Member] | Kukugan Invest [Member] | Predecessor [Member]
Product Information [Line Items]
Concentration risk percentage	[2]
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customers C [Member] | Kukugan Invest [Member] | Successor [Member]
Product Information [Line Items]
Concentration risk percentage		100.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customers C [Member] | Kukugan Invest [Member] | Predecessor [Member]
Product Information [Line Items]
Concentration risk percentage	[2]
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customers D [Member] | Kukugan Invest [Member] | Successor [Member]
Product Information [Line Items]
Concentration risk percentage	[2]
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customers D [Member] | Kukugan Invest [Member] | Predecessor [Member]
Product Information [Line Items]
Concentration risk percentage	[2]
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier A [Member] | CADV Ventures S.A [Member]
Product Information [Line Items]
Concentration risk percentage	[1]			41.00%		24.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier B [Member] | CADV Ventures S.A [Member]
Product Information [Line Items]
Concentration risk percentage				40.00%		26.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier C [Member] | CADV Ventures S.A [Member]
Product Information [Line Items]
Concentration risk percentage				13.00%	[1]		[3]
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier D [Member] | CADV Ventures S.A [Member]
Product Information [Line Items]
Concentration risk percentage					[4]	39.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Suppliers B [Member] | Kukugan Invest [Member] | Successor [Member]
Product Information [Line Items]
Concentration risk percentage		14.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Suppliers B [Member] | Kukugan Invest [Member] | Predecessor [Member]
Product Information [Line Items]
Concentration risk percentage	[2]
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Suppliers E [Member] | Kukugan Invest [Member] | Successor [Member]
Product Information [Line Items]
Concentration risk percentage	[2]
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Suppliers E [Member] | Kukugan Invest [Member] | Predecessor [Member]
Product Information [Line Items]
Concentration risk percentage		30.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Suppliers F [Member] | Kukugan Invest [Member] | Successor [Member]
Product Information [Line Items]
Concentration risk percentage	[5]
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Suppliers F [Member] | Kukugan Invest [Member] | Predecessor [Member]
Product Information [Line Items]
Concentration risk percentage		48.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Suppliers G [Member] | Kukugan Invest [Member] | Successor [Member]
Product Information [Line Items]
Concentration risk percentage		76.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Suppliers G [Member] | Kukugan Invest [Member] | Predecessor [Member]
Product Information [Line Items]
Concentration risk percentage		15.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier A [Member] | CADV Ventures S.A [Member]
Product Information [Line Items]
Concentration risk percentage					[3]		[4]
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier B [Member] | CADV Ventures S.A [Member]
Product Information [Line Items]
Concentration risk percentage				31.00%		56.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier C [Member] | CADV Ventures S.A [Member]
Product Information [Line Items]
Concentration risk percentage	[1]			68.00%		44.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier D [Member] | CADV Ventures S.A [Member]
Product Information [Line Items]
Concentration risk percentage	[4]
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Suppliers B [Member] | Kukugan Invest [Member] | Successor [Member]
Product Information [Line Items]
Concentration risk percentage	[2]
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Suppliers B [Member] | Kukugan Invest [Member] | Predecessor [Member]
Product Information [Line Items]
Concentration risk percentage	[2]
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Suppliers E [Member] | Kukugan Invest [Member] | Successor [Member]
Product Information [Line Items]
Concentration risk percentage	[2]
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Suppliers E [Member] | Kukugan Invest [Member] | Predecessor [Member]
Product Information [Line Items]
Concentration risk percentage				13.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Suppliers F [Member] | Kukugan Invest [Member] | Successor [Member]
Product Information [Line Items]
Concentration risk percentage	[5]
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Suppliers F [Member] | Kukugan Invest [Member] | Predecessor [Member]
Product Information [Line Items]
Concentration risk percentage				87.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Suppliers G [Member] | Kukugan Invest [Member] | Successor [Member]
Product Information [Line Items]
Concentration risk percentage		95.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Suppliers G [Member] | Kukugan Invest [Member] | Predecessor [Member]
Product Information [Line Items]
Concentration risk percentage	[2]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member] | Kukugan Invest [Member] | Successor [Member]
Product Information [Line Items]
Concentration risk percentage		12.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member] | Kukugan Invest [Member] | Predecessor [Member]
Product Information [Line Items]
Concentration risk percentage			82.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member] | Kukugan Invest [Member] | Successor [Member]
Product Information [Line Items]
Concentration risk percentage		54.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member] | Kukugan Invest [Member] | Predecessor [Member]
Product Information [Line Items]
Concentration risk percentage			16.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member] | Kukugan Invest [Member] | Successor [Member]
Product Information [Line Items]
Concentration risk percentage		16.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member] | Kukugan Invest [Member] | Predecessor [Member]
Product Information [Line Items]
Concentration risk percentage	[2]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member] | Kukugan Invest [Member] | Successor [Member]
Product Information [Line Items]
Concentration risk percentage		13.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member] | Kukugan Invest [Member] | Predecessor [Member]
Product Information [Line Items]
Concentration risk percentage	[2]

[1]	These companies are related parties of the Company.
[2]	No transaction incurred during the period/no balance existed as of the reporting date.
[3]	Percentage less than 10%.
[4]	No transaction incurred during the year/no balance existed as of the reporting date.
[5]	Percentage less than 10%.